Long Term Debt - Additional Information (Details) (USD $)	12 Months Ended					12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 01, 2014 Private Placement	Jan. 16, 2014 Private Placement	Nov. 13, 2013 Private Placement	Mar. 01, 2014 Selling, General and Administrative Expenses
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	0.1
Debt Instrument, Face Amount	$ 1,000,000,000
Option to Purchase Additional Debentures			250,000,000
Option Exercised to Invest in Principal Amount				250,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Term	7 years
Related Party, Principal Amount of Debentures Owned	500,000,000
Common Shares, Shares Issued upon Conversion	125,000,000
Debt Instrument, Convertible, Conversion Price	$ 10.00
Debt Instrument, Redemption Period, End Date	Nov. 13, 2016
Debt Instrument, Interest Rate in Event of Default	10.00%
Par Value Repurchase, Percentage, Change of Control	115.00%
Ownership Percentage by Arms Length Party, Common Shares	35.00%
Ownership Percentage, Common Shares	50.00%
Long-term Debt	1,627,000,000	0
Debt Instrument, Unpaid Principal Balance					1,300,000,000
Long-term Debt	377,000,000
Debt Instrument, Fair Value Disclosure	377,000,000
Debt Instrument, Payment Terms	19,000,000
Interest Expense, Debt						21,000,000
Debt Issuance Cost	$ 42,000,000